Subsequent Events (Details)			12 Months Ended
		Jan. 30, 2017 $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares	Apr. 27, 2017 well	Mar. 31, 2017 well	Jan. 31, 2017 well well_option	Jun. 19, 2015 USD ($)	Mar. 20, 2013 USD ($)
Subsequent Event [Line Items]
Cash distributions declared relating to the period (in dollars per unit) | $ / shares	[1],[2]		$ 0.1000	$ 0.2500	$ 0.5675
Cash distributions paid relating to the period (in dollars per unit) | $ / shares	[1],[3]		$ 0.7000	$ 1.7025	$ 1.6025
$1,450 Senior Secured Credit Facility | Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity										$ 1,450,000,000
$420 West Polaris Facility
Subsequent Event [Line Items]
Maximum borrowing capacity									$ 420,000,000
$420 West Polaris Facility | Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity									$ 100,000,000
Secured Debt | $440 Rig Financing Agreement
Subsequent Event [Line Items]
Debt face amount			$ 440,000,000
Subsequent Event
Subsequent Event [Line Items]
Cash distributions declared relating to the period (in dollars per unit) | $ / shares		$ 0.1000
Subsequent Event | Production Backlog | Canada
Subsequent Event [Line Items]
Number of wells award in contract | well						1		2
Number of well options in awarded contract | well_option								2
Subsequent Event | Production Backlog | Cyprus
Subsequent Event [Line Items]
Number of wells award in contract | well							1

[1]	Distributions were declared and paid only with respect to the common units in 2016.
[2]	Refers to the cash distribution relating to the period, declared and paid subsequent to the year-end.
[3]	Refers to the cash distributions relating to the period declared and paid during the year.